Leases - Summary of Finance Lease Liabilities (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	R$ 1,250,860	R$ 1,837,441
Interests	(306,722)	(439,898)
Present value of minimum lease payments	944,138	1,397,543	R$ 1,741,701
Current	261,344	472,632
Non-current	682,794	924,911
Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	1,060,759	1,616,719
Interests	(241,509)	(358,158)
Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	184,484	207,950
Interests	(64,528)	(79,611)
Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	5,617	12,772
Interests	(685)	R$ (2,129)
Up to 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	347,939
Interests	(86,595)
Present value of minimum lease payments	261,344
Up to 1 year [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	321,910
Interests	(72,775)
Up to 1 year [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	23,400
Interests	(13,386)
Up to 1 year [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,629
Interests	(434)
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	654,484
Interests	(172,782)
Present value of minimum lease payments	481,702
Between one and five years [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	572,759
Interests	(137,209)
Between one and five years [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	78,737
Interests	(35,322)
Between one and five years [member] | Other [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	2,988
Interests	(251)
More than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	248,437
Interests	(47,345)
Present value of minimum lease payments	201,092
More than five years [member] | Rolling stock [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	166,090
Interests	(31,525)
More than five years [member] | Terminal [member]
Disclosure of finance lease and operating lease by lessee [line items]
Future minimum lease payments	82,347
Interests	R$ (15,820)